Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Mutual Funds and Shareholders of Nationwide AllianzGI International Growth Fund, Nationwide American Century Small Cap Income Fund, Nationwide Amundi Global High Yield Fund, Nationwide Amundi Strategic Income Fund, Nationwide Bailard Cognitive Value Fund, Nationwide Bailard International Equities Fund, Nationwide Bailard Technology & Science Fund, Nationwide Bond Fund, Nationwide Bond Index Fund, Nationwide Core Plus Bond Fund, Nationwide Destination 2025 Fund, Nationwide Destination 2030 Fund, Nationwide Destination 2035 Fund, Nationwide Destination 2040 Fund, Nationwide Destination 2045 Fund, Nationwide Destination 2050 Fund, Nationwide Destination 2055 Fund, Nationwide Destination 2060 Fund, Nationwide Destination 2065 Fund, Nationwide Destination Retirement Fund, Nationwide Diamond Hill Large Cap Concentrated Fund, Nationwide Emerging Markets Debt Fund, Nationwide Fund, Nationwide Geneva Mid Cap Growth Fund, Nationwide Geneva Small Cap Growth Fund, Nationwide Global Sustainable Equity Fund, Nationwide Government Money Market Fund, Nationwide Inflation-Protected Securities Fund, Nationwide International Index Fund, Nationwide International Small Cap Fund, Nationwide Investor Destinations Aggressive Fund, Nationwide Investor Destinations Conservative Fund, Nationwide Investor Destinations Moderate Fund, Nationwide Investor Destinations Moderately Aggressive Fund, Nationwide Investor Destinations Moderately Conservative Fund, Nationwide Loomis All Cap Growth Fund, Nationwide Loomis Core Bond Fund, Nationwide Loomis Short-Term Bond Fund, Nationwide Mellon Dynamic U.S. Core Fund, Nationwide Mid Cap Market Index Fund, Nationwide Multi-Cap Portfolio, Nationwide S&P 500 Index Fund, Nationwide Small Cap Index Fund, Nationwide Small Company Growth Fund, Nationwide WCM Focused Small Cap Fund, and Nationwide NYSE Arca Tech 100 Index Fund.
In planning and performing our audits of the financial statements of each of the funds constituting Nationwide Mutual Funds as listed in Appendix A (hereafter referred to as the “Funds”) as of and for the periods ended October 31, 2020, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we do not express an opinion on the effectiveness of the Funds’ internal control over financial reporting.
The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting.  In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles.  A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and trustees of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.
 Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
 A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis.
Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of October 31, 2020.
This report is intended solely for the information and use of the Board of Trustees of Nationwide Mutual Funds and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2020

Appendix A
  Nationwide AllianzGI International Growth Fund
  Nationwide American Century Small Cap Income Fund
  Nationwide Amundi Global High Yield Fund
  Nationwide Amundi Strategic Income Fund
  Nationwide Bailard Cognitive Value Fund
  Nationwide Bailard International Equities Fund
  Nationwide Bailard Technology & Science Fund
  Nationwide Bond Fund
  Nationwide Bond Index Fund
  Nationwide Core Plus Bond Fund
  Nationwide Destination 2025 Fund
  Nationwide Destination 2030 Fund
  Nationwide Destination 2035 Fund
  Nationwide Destination 2040 Fund
  Nationwide Destination 2045 Fund
  Nationwide Destination 2050 Fund
  Nationwide Destination 2055 Fund
  Nationwide Destination 2060 Fund
  Nationwide Destination 2065 Fund*
  Nationwide Destination Retirement Fund
  Nationwide Diamond Hill Large Cap Concentrated Fund
  Nationwide Emerging Markets Debt Fund
  Nationwide Fund
  Nationwide Geneva Mid Cap Growth Fund
  Nationwide Geneva Small Cap Growth Fund
  Nationwide Global Sustainable Equity Fund
  Nationwide Government Money Market Fund
  Nationwide Inflation-Protected Securities Fund
  Nationwide International Index Fund
  Nationwide International Small Cap Fund
  Nationwide Investor Destinations Aggressive Fund
  Nationwide Investor Destinations Conservative Fund
  Nationwide Investor Destinations Moderate Fund
  Nationwide Investor Destinations Moderately Aggressive Fund
  Nationwide Investor Destinations Moderately Conservative Fund
  Nationwide Loomis All Cap Growth Fund
  Nationwide Loomis Core Bond Fund
  Nationwide Loomis Short-Term Bond Fund
  Nationwide Mellon Dynamic U.S. Core Fund
  Nationwide Mid Cap Market Index Fund
  Nationwide Multi-Cap Portfolio
  Nationwide S&P 500 Index Fund
  Nationwide Small Cap Index Fund
  Nationwide Small Company Growth Fund
  Nationwide WCM Focused Small Cap Fund
  Nationwide NYSE Arca Tech 100 Index Fund

* March 2, 2020 (commencement of operations) through October 31, 2020